Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policy Information [Abstract]
Schedule of Exchange Rates Used to Reflect the Change in Presentation Currency

The exchange rates used to reflect the change in presentation currency were as follows:

CAD – USD Exchange rates	Q1 – 2024	Q2 - 2024	Q3 - 2024	Q4 - 2024
Closing rate	0.7389	0.7306	0.7408	0.6950
Average rate	0.7415	0.7315	0.7331	0.7152

CAD – USD Exchange rates	Q1 – 2023	Q2 – 2023	Q3 – 2023	Q4 - 2023
Closing rate	0.7289	0.7553	0.7396	0.7510
Average rate	0.7394	0.7447	0.7455	0.7340